Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
Note 3. Revenue
Disaggregation of Revenue
Revenue from customers consists mainly of customized design services arrangements and sale of battery products. Revenue from customized design services arrangements, which may include a requirement to achieve certain agreed upon milestones, is recognized when the battery design is completed and the final prototype batteries are delivered. Revenue from sale of battery products is recognized upon shipment. We disaggregate our revenue from customers by the type of arrangement, either as customization design services or as sale of battery products, as this depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The table below shows the composition of revenue from customers, as disaggregated by type of arrangement in accordance with Topic 606, and other revenue from a government grant accounted for using the analogy from IAS 20 (in thousands).

	Three months ended March 31,
	2023	2022
Revenue from customers:
Sale of battery products	$470	$605
Customized design services	—	1,505

Total revenue from customers	470	2,110
Other revenue – government grant	209	—

Total revenue	$679	$2,110

Revenue from sale of batteries includes
bill-and-hold
arrangements, of which there was none during the three months ended March 31, 2023 and $67 thousand during the three months ended March 31, 2022.

Contract Balances
The timing of revenue recognition, billings and cash collections can result in accounts receivable, contract assets recorded as unbilled receivables, and contract liabilities recorded as deferred revenue.
Accounts receivable represents our right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. Accounts receivable was $0.6 million, $0.7 million and $0.3 million as of March 31, 2023, December 31, 2022 and January 1, 2022, respectively.
Contract assets primarily relate to the rights to consideration for progress on contractual requirements performed but not billed at the reporting date. The contract assets are transferred to accounts receivable when the rights become unconditional. As of March 31, 2023 and December 31, 2022, we had no contract assets.
Contract liabilities consist primarily of deferred revenue, which is the amount of progress payments received or billed in advance of revenue recognition. Deferred revenue is subsequently recognized as revenue when the performance obligation is satisfied. Deferred revenue was $4.0 million, $3.4 million and $2.9 million as of March 31, 2023, December 31, 2022 and January 1, 2022, respectively. Deferred revenue as of March 31, 2023 and December 31, 2022 increased compared to the deferred revenue as of December 31, 2022 and January 1, 2022, respectively, primarily due to progress payments for certain customer contracts that have not been recognized as revenue as of the end of those periods. During the three months ended March 31, 2023 and 2022, revenue recognized from the prior year deferred revenue balance was $120 thousand and $1.4 million, respectively.
Remaining Performance Obligations
We have performance obligations associated with commitments in customer contracts for future services that have not yet been recognized as revenue. As of March 31, 2023, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied, including deferred revenue, was approximately $11.0 million. Given the applicable contract terms, approximately $7.1 million is expected to be recognized as revenue within one year and approximately $3.9 million is expected to be recognized between two to five years. This amount does not include contracts to which the customer is not committed. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to scope, changes in timing of delivery of products and services, or contract modifications.

Note 4. Revenue
Disaggregation of Revenue
Revenue from customers consists mainly of customized design services arrangements and sale of battery products. Revenue from customized design services arrangements, which may include a requirement to achieve certain agreed upon milestones, is recognized when the battery design is completed and the final prototype batteries are delivered. Revenue from sale of battery products is recognized upon shipment. The Company disaggregates its revenue from customers by the type of arrangement, either as customization design services or as sale of battery products, as this depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The table below shows the composition of revenue from customers, as disaggregated by type of arrangement in accordance with Topic 606, and other revenue from government grants accounted for using the analogy from IAS 20 (in thousands).

	Year ended December 31,
	2022	2021
Revenue from contract with customers:
Customized design services	$1,836	$1,621
Sale of batteries	2,346	1,151

Total revenue from contract with customers	4,182	2,772
Other revenue – government grant	227	—

Total revenue	$4,409	$2,772

Revenue from sale of batteries includes
bill-and-hold
arrangements, which amounted to $768 thousand and $670 thousand during the years ended December 31, 2022 and 2021, respectively.
Contract Balances
The timing of revenue recognition, billings and cash collections can result in the recognition of accounts receivable, contract assets and contract liabilities.
Accounts receivable is the Company’s right to consideration that is unconditional, and include amounts that are unbilled at the end of the period that are expected to be billed and collected within a
12-month
period. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. The opening balance of accounts receivable as of January 1, 2021 was $348 thousand. As of December 31, 2022 and 2021, the accounts receivable balance was $686 thousand and $262 thousand, respectively. Unbilled accounts receivable, included in the accounts receivable, was $77 thousand as of December 31, 2022 and none as of December 31, 2021.
Contract assets relate to rights to consideration that is conditional upon factors other than the passage of time. There were no contract assets in the accompanying consolidated balance sheets as of December 31, 2022 and 2021 and January 1, 2021.
Contract liabilities consist primarily of deferred revenue, which is the amount of progress payments received or billed in advance of revenue recognition. Deferred revenue is subsequently recognized as revenue when the performance obligation is satisfied. The Company’s contracts with customers are generally billed based on pre-defined milestones
stipulated in the contract. The opening balance of deferred revenue as of January 1, 2021 was $1.7 million. As of December 31, 2022 and 2021, the total deferred revenue was $3.4 million and $2.9 million, respectively. Deferred revenue is classified as either short-term or long term when the performance obligation is estimated to be satisfied within twelve months or more than twelve months, respectively, following the balance sheet date. During the years ended December 31, 2022 and 2021, revenue recognized from the prior year deferred revenue balance was $1.7 million and $0.6 million, respectively.
Remaining Performance Obligations
The Company has performance obligations associated with commitments in customer contracts for future services that have not yet been recognized as revenue. As of December 31, 2022, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied, including deferred revenue, was approximately $10.1 million. Given the applicable contract terms, approximately $6.2 million is expected to be recognized as revenue within one year and approximately $3.9 million is expected to be recognized between two to five years. This amount does not include contracts to which the customer is not committed. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to scope, changes in timing of delivery of products and services, or contract modifications.
Deferred Costs
Deferred costs, which consist primarily of capitalized payroll-related costs to fulfill obligations under customer contracts, totaled $2.3 million and $1.9 million as of December 31, 2022 and 2021, respectively. The amortization of deferred costs, which is included in cost of revenue in the accompanying consolidated statements of operations, was $1.6 million and $0.5 million during the years ended December 31, 2022 and 2021, respectively.
The Company evaluates deferred costs for impairment and recognizes any impairment loss in cost of revenues. During the years ended December 31, 2022 and 2021, cost of revenues includes costs incurred on certain customized design service contracts that were in excess of the amount expected to be recovered.
Grant Revenue
In September 2022, the U.S. DOE’s Advanced Manufacturing Office awarded the Company a grant totaling $1.0 million for the Company to use in further maturing its process for manufacturing nanowire-based silicon anodes. The grant will be paid over a period of two years, subject to the terms and conditions of the award. The Company recognized $227 thousand of grant revenue during the year ended December 31, 2022 and presented the amount as part of revenue on the accompanying consolidated statement of operations.